Changes in Goodwill (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill [Line Items]
Balance at beginning of fiscal year	¥ 15,016	¥ 15,016	¥ 15,016
Goodwill acquired	1,973
Impairment losses recognized	9,379
Balance at end of fiscal year	7,610	15,016	15,016
Gross amount of goodwill	67,247	65,274	65,274
Accumulated impairment losses	59,637	50,258	50,258
Global Corporate Group
Goodwill [Line Items]
Balance at beginning of fiscal year
Goodwill acquired	1,973
Impairment losses recognized
Balance at end of fiscal year	1,973
Gross amount of goodwill	27,688	25,715	25,715
Accumulated impairment losses	25,715	25,715	25,715
Global Retail Group
Goodwill [Line Items]
Balance at beginning of fiscal year	15,016	15,016	15,016
Goodwill acquired
Impairment losses recognized	9,379
Balance at end of fiscal year	5,637	15,016	15,016
Gross amount of goodwill	39,559	39,559	39,559
Accumulated impairment losses	¥ 33,922	¥ 24,543	¥ 24,543